Income taxes - Non Capital Losses Carry Forwards (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013
Capital Loss Carryforwards [Line Items]
Non-capital losses carry forwards	469,036
Expires 2015
Capital Loss Carryforwards [Line Items]
Non-capital losses carry forwards	5,426
Expires 2016 and onwards
Capital Loss Carryforwards [Line Items]
Non-capital losses carry forwards	463,610